Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 15, 2014	Dec. 11, 2013	Dec. 31, 2013	Jan. 28, 2014	Jul. 08, 2014
Preferred stock shares outstanding	75,069			8,479
Common stock shares outstanding	105,831,718			104,261,029
Preferred Stock Dividend Rate Percentage	2.00%
Convertible Preferred Stock Converted To Other Securities Shares	1,410
Common stock issued upon conversion	1,410,000
Expired	314,250
Navios Holdings
Total amount of shares issued	643			$ 551
Number of restricted common stock issued to employees		1,151,052	856,437
Number of restricted stock units issued to employees		24,301	30,000
Number of stock options issued to employees		1,123,003	674,809
Vested restricted stock units	41,748			21,463
Forfeited restricted shares	24,248			25,836
First stock issuance
Exercised number of shares	15,000			106,032
Exercise price	3.18			$ 3.18
Second stock issuance
Exercised number of shares	30,303			29,243
Exercise price	3.81			$ 3.81
Third stock issuance
Exercised number of shares	19,626			10,969
Exercise price	5.87			$ 5.87
Fourth stock issuance
Exercised number of shares	55,860			7,312
Exercise price	5.15			$ 5.15
Fifth Stock Issuance
Exercised number of shares	22,400
Exercise price	3.44
Series G
Preferred stock shares outstanding	20,000
Sale of Stock-net proceeds					47,846
Series H
Preferred stock shares outstanding	48,000
Sale of Stock-net proceeds						$ 115,756
Convertible preferred stock
Preferred stock shares outstanding	7,069